UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Boulevard, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:1/31/07

Item 1.  Reports to Stockholders.

JACOBS & COMPANY MUTUAL FUND

Ticker Symbol: JACOX

CUSIP: 665 37T 109

Shareholder Services toll free 1-877-560-6823

www.jacobsandcompany.com

Annual Report

January 31, 2007

March 2007

Dear Shareholder:

Our market outlook continues to be cautiously optimistic for the short term and bullish long-term.  The uncertainties surrounding the slowing growth of the economy, inflation and current geopolitical events continue to affect the markets worldwide on a daily basis.  Energy prices continue to be a wild card and provide uncertainty as the markets adjust to more volatile pricing patterns.  The Iranian and Nigerian political situations will effect the consumption and pricing of energy for the short-term. Worldwide demand will continue to outstrip available resources in the second half of 2007, keeping an upward bias on pricing.

At year-end our weighting in equities was at 47.2%. We continue to concentrate on the quality of our stock selections as well as our defensive posture for the fixed income portion of the portfolio.  Our portfolio has underperformed the overall market last year due primarily to our weighting in the energy sector.  We view this as a temporary situation and are beginning to see benefit from this position as the price of oil once again exceeds $60 for a barrel of crude oil.  The entire energy complex including the price of coal, natural gas and gasoline continue to follow the pricing of oil and therefore are directly affected by the same factors that influence oil.

We continue to acquire GNMAs for the fixed income portion of the Fund’s portfolio.  GNMAs continue to be our largest core fixed income investments with coupons ranging from 6 ½ - 11% (GNMAs represent 45.25% of the portfolio).  We have added GNMAs with higher coupons over the course of the year.  The GNMAs should contribute strength to our portfolio if interest rates consolidate while the Federal Open Market Committee pauses to evaluate the effects of the most recent series of interest rate increases.

The slowing of the worldwide economy due primarily to an increase in interest rates around the world and continued concerns of inflation have increased the volatility (both upward and downward) for all commodities.  On the other hand, China, India, and other rapidly developing countries continue to have a major impact upon the consumption and shifting of natural resources and commodities worldwide.  These countries have been the engine for worldwide economic expansion as their cultural changes have driven their population in a quest for a higher standard of living.  The commodities and materials required to construct the necessary infrastructures within these countries, and their unquenchable thirst for all forms of energy, continue to change historical distributive models.

Earnings reports, which begin in April, should give us a stronger indication of what to look for later this year and the first half of 2008.

As always, if you have any questions about your investment in the Jacobs & Company Mutual Fund, please call us.  Thank you again for allowing us to help you achieve your investment objectives.

Sincerely,

John M. Jacobs

Portfolio holdings may not be representative of the fund's current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice.

You should carefully consider the investment objectives, risks, charges, and expenses of the Jacobs & Company Mutual Fund.  Your prospectus contains this and other information about the fund and should be read carefully.  A copy of the prospectus is available by calling 877-560-6823.

The information discussed in this letter represents past performance and past performance does not guarantee future results.  Portfolio holdings may not be representative of the fund's current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice.

The Jacobs and Company Mutual Fund is distributed by Aquarius Fund Distributors, LLC. Member NASD/SIPC.

0301-AFD-3/9/2007

JACOBS & COMPANY MUTUAL FUND

Growth of $10,000 Investment Since Inception

Average Annual Total Returns 1

	Fund	Lipper Balanced Fund Index	S&P 100 Index	Bloomberg/EFFAS Bond Index, U.S. Gov’t 5-7 Years
One Year	(4.14)%	10.17%	17.80%	3.74%
Five Year	(1.90)%	6.92%	5.10%	4.59%
Since Inception (6/11/01)	(1.21)%	5.35%	2.46%	5.03%

Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-560-6823.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.

1 Average Annual Total Return represents the average change in account value over the periods    indicated.

The Lipper Balanced Fund Index is an unmanaged, net asset value-weighted index of the 30 largest balanced mutual funds.

The S&P 100 Index is a market-capitalization weighted index consisting of 100 large blue chip stocks across various industries.

The Bloomberg/EFFAS indices are designed as transparent benchmarks for government bond markets.  Indices are grouped by country and maturity sectors.  Bloomberg computes daily returns and index characteristics for each sector.

The since inception return and valuation calculations for the Lipper Balanced Fund Index are for the period 6/1/01-1/31/07.

JACOBS & COMPANY MUTUAL FUND

ALLOCATION OF PORTFOLIO ASSETS- January 31, 2007 (Unaudited)

EXPENSE EXAMPLE- January 31, 2007 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/06-1/31/07).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.00% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by the Fund’s transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

JACOBS & COMPANY MUTUAL FUND

EXPENSE EXAMPLE- January 31, 2007 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	8/1/06	1/31/07	8/1/06-1/31/07*
Actual	$1,000.00	$1,008.26	$10.12
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16

*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365  days to reflect the one-half year expense.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - January 31, 2007
Shares	COMMON STOCKS - 47.20%	Market Value
	Aerospace/Defense - 4.63%
1,000	Honeywell International, Inc. #	$ 45,690
2,500	United Technologies Corp.	170,050
		215,740
	Airlines - 2.76%
3,000	Alaska Air Group, Inc. *#	128,550

	Banks - 1.38%
800	Capital One Financial Corp.	64,320

	Computers - 1.39%
1,500	Hewlett Packard Co. #	64,920

	Diversified Financial Services - 0.81%
4,000	Labranche & Co., Inc. *	37,520

	Energy - Alternate Sources - 1.93%
10,000	Evergreen Energy, Inc. *	89,900

	Food Products - 1.84%
2,700	Tootsie Roll Industries, Inc.	85,644

	Machinery - 1.90%
1,000	Caterpillar, Inc. #	64,070
4,000	Presstek, Inc. *	24,480
		88,550
	Minerals - 1.29%
1,000	National Resource Partners LP	60,060

	Mining - 5.19%
6,000	Arch Coal, Inc.	178,320
13,000	National Coal Corp. *	63,700
		242,020
	Oil & Gas - 11.91%
6,000	Permian Basin Royalty Trust	95,400
3,300	San Juan Basin Royalty Trust	108,801
13,000	The Williams Companies, Inc. #	350,870
		555,071
	Paper Products - 1.45%
2,000	International Paper Co.	67,400

	Pipelines - 1.59%
2,500	Enterprise Products Partners LP	73,925

	Retail - 1.10%
2,000	Staples, Inc.	51,440

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - January 31, 2007 (Continued)
Shares		Market Value
	Semiconductor & Semiconductor Equipment - 5.76%
5,000	Cypress Semiconductor Corp. *#	$ 92,250
8,400	Intel Corp. #	176,064
		268,314
	Telecommunication Equipment - 1.42%
1,000	Alcatel-Lucent ADR	13,000
2,000	Cisco Systems, Inc. *#	53,180
		66,180
	Utilities - Water - 0.85%
1,500	Consolidated Water Co.	39,525

	TOTAL COMMON STOCKS (Cost $2,231,278)	2,199,079

Principal
Amount	U.S. GOVERNMENT AGENCY - 46.71%

	Federal Home Loan Mortgage Company - 1.46%
$ 72,789	4.51%^, 03/15/34	68,209

	Government National Mortgage Association - 45.25%
892	6.50%, 06/15/2023	916
374,766	6.50%, 03/15/2024	384,880
355,799	6.50%, 07/15/2024	365,416
507,522	6.50%, 09/15/2032	521,242
140,873	6.50%, 01/20/2034	144,022
197,985	6.75%, 01/15/2028	203,499
275,748	7.00%, 06/15/2029	285,519
3,634	7.00%, 11/15/2026	3,764
3,397	7.00%, 09/15/2027	3,518
2,275	7.00%, 07/15/2023	2,355
1,137	7.00%, 11/15/2029	1,175
1,643	7.00%, 04/15/2031	1,698
174,264	7.00%, 06/15/2031	180,321
36	7.50%, 07/15/2007	36
437	7.50%, 05/15/2017	453
1,590	7.50%, 03/15/2024	1,659
231	8.00%, 06/15/2017	243
770	8.00%, 12/15/2021	816
841	8.00%, 02/15/2022	892
53	9.50%, 08/15/2009	55
115	9.50%, 03/15/2020	126
275	9.50%, 03/15/2020	302
625	10.50%, 01/15/2016	694
259	10.50%, 03/15/2016	287

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - January 31, 2007 (Continued)

Principal	Government National Mortgage
Amount	Association- 45.25%, Continued	Market Value
$ 55	10.50%, 11/20/2018	$ 61
137	10.50%, 5/20/2019	153
239	11.00%, 03/15/2010	257
245	11.00%, 09/15/2010	264
669	11.00%, 09/15/2010	715
53	11.00%, 09/15/2015	58
286	11.00%, 09/15/2015	317
241	11.00%, 11/15/2015	267
116	11.00%, 08/20/2019	128
1,216	11.00%, 11/20/2019	1,352
767	11.00%, 08/20/2020	854
		2,108,314

	TOTAL U.S. GOVERNMENT AGENCY (Cost $2,223,183)	2,176,523

	CORPORATE BONDS - 4.13%

	Chemicals - 4.13%
189,000	Lyondell Chemical Co., 10.875%, 05/01/2009	192,308

	TOTAL CORPORATE BONDS (Cost $193,884)	192,308

Shares	SHORT-TERM INVESTMENTS- 0.78%	Market Value
36,166	Bank of New York Hamilton Fund, Premier Shares, 4.94%^	36,166

	TOTAL SHORT-TERM INVESTMENTS (Cost $36,166)	36,166

	Total Investments in Securities
	(Cost $4,684,511) - 98.82%	4,604,076
	Call Options Written - (1.21)%	(56,255)
	Cash and Other Assets in Excess of Liabilities - 2.39%	111,195
	Net Assets - 100.00%	$ 4,659,016

* Non-income producing security.
# Security is subject to written call option.
^ Variable rate security. Rate shown is the rate in effect on January 31, 2007.

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF CALL OPTIONS WRITTEN- January 31, 2007
Contracts*	Underlying Security/Expiration Date/Exercise Price	Market Value
	Alaska Air Group, Inc.
30	Expiration July 2007, Exercise Price $45.00	$ 10,500
	Caterpillar, Inc.
10	Expiration August 2007, Exercise Price $62.50	5,700
	Cypress Semiconductor Corp.
50	Expiration June 2007, Exercise Price $17.50	10,000
	Cisco Systems, Inc.
20	Expiration April 2007, Exercise Price $27.50	2,300
	Honeywell International, Inc.
10	Expiration June 2007, Exercise Price $45.00	2,550
	Hewlett Packard Co.
7	Expiration February 2007, Exercise Price $40.00	2,450
	Hewlett Packard Co.
8	Expiration February 2007, Exercise Price $42.50	1,080
	Intel Corp.
84	Expiration July 2007, Exercise Price $22.50	8,400
	The Williams Companies, Inc.
59	Expiration February 2007, Exercise Price $25.00	13,275
	Total Call Options Written (Proceeds $45,448)	$ 56,255

*Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES - January 31, 2007

ASSETS
Investments in securities, at value
(identified cost $4,684,511)	$4,604,076
Receivables
Securities sold	250,262
Dividends and interest	21,475
Due from Advisor	3,352
Subscriptions	3,969
Prepaid expenses	8,615
Total assets	4,891,749

LIABILITIES
Cash overdraft	5,627
Call options written, at value (proceeds $45,448)	56,255
Payables
Securities purchased	129,850
Redemptions	4,000
12b-1 fees	1,981
Administration fees	2,416
Fund accounting fees	4,472
Transfer agent fees	1,586
Custody fees	4,552
Chief compliance officer fees	787
Other accrued expenses	21,207
Total liabilities	232,733

NET ASSETS	$4,659,016

Net asset value, offering and redemption price per share
[$4,659,016 / 570,931 shares outstanding;
unlimited number of shares authorized]	$8.16

COMPONENTS OF NET ASSETS
Paid-in capital	$6,452,151
Distributions in excess of net investment income	(117,722)
Accumulated net realized loss on investments	(1,584,171)
Net unrealized depreciation of:
Investments	(80,435)
Options written	(10,807)
NET ASSETS	$4,659,016

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF OPERATIONS - For the Year Ended January 31, 2007

INVESTMENT INCOME
Income
Dividends	$70,679
Interest	121,495
Total income	192,174

Expenses
Advisory fees	48,618
Custody fees	28,220
Fund accounting fees	26,361
Administration fees	26,187
Transfer agent fees	19,757
Audit fees	17,509
Shareholder reporting	14,878
Legal fees	14,493
Chief Compliance Officer Fees	12,754
Insurance fees	12,463
12b-1 fees	12,154
Registration fees	11,523
Trustees' fees	3,221
Other	3,052
Total expenses	251,190
Less: fee waiver/expense reimbursement	(153,981)
Net expenses	97,209
Net investment income	94,965

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investments	(86,678)
Option contracts written	111,466
24,788
Net change in unrealized depreciation on:
Investments	(328,914)
Option contracts written	(7,100)
(336,014)
Net realized and unrealized loss on investments	(311,226)
Net Decrease in Net Assets
Resulting from Operations	$(216,261)

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

			Year	Year
			Ended	Ended
			January 31,	January 31,
			2007	2006
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income			$94,965	$73,244
Net realized gain on investments
and option contracts written			24,788	357,706
Net change in unrealized
depreciation on investments
and option contracts written			(336,014)	(61,962)
Net increase (decrease) in net assets
resulting from operations			(216,261)	368,988

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ($0.40 and $0.12
per share, respectively)			(218,879)	(71,964)
Total distributions to shareholders			(218,879)	(71,964)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets
derived from net change
in outstanding shares (a)			(252,203)	(1,183,520)
Total decrease in net assets			(687,343)	(886,496)

NET ASSETS
Beginning of year			5,346,359	6,232,855
End of year			$4,659,016	$5,346,359

Includes accumulated net investment income (loss) of:			$(117,722)	$5,314

(a) A summary of share transactions is as follows:

	Year		Year
	Ended		Ended
	January 31, 2007		January 31, 2006

	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	72,025	$614,010	59,472	$521,758
Shares issued
for reinvestment
of distributions	26,519	215,604	8,224	71,964
Shares redeemed	(126,399)	(1,081,817)	(204,068)	(1,777,242)
Net decrease	(27,855)	$(252,203)	(136,372)	$(1,183,520)

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	January 31,	January 31,	January 31,	January 31,	January 31,
	2007	2006	2005	2004	2003

Net asset value,
beginning of period	$8.93	$8.48	$8.86	$9.20	$10.18

Income from
investment operations:
Net investment income	0.17 ^	0.11 ^	0.13	0.16	0.13
Net realized and unrealized
gain (loss) on investments	(0.54) ^	0.46 ^	(0.24)	(0.33)	(0.98)
Total from investment operations	(0.37)	0.57	(0.11)	(0.17)	(0.85)

Less distributions:
From net investment income	(0.40)	(0.12)	(0.27)	(0.17)	(0.13)

Net asset value,
end of period	$8.16	$8.93	$8.48	$8.86	$9.20

Total return #	(4.14%)	6.77%	(1.23%)	(1.89%)	(8.39%)

Ratios/supplemental data:
Net assets, end of
period (thousands)	$4,659	$5,346	$6,233	$9,761	$11,532
Ratio of expenses to
average net assets:
Before expense
reimbursement	5.17%	4.37%	3.27%	2.78%	3.54%
After expense
reimbursement	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment
income to average net assets:
After expense
reimbursement	1.95%	1.29%	1.21%	1.58%	1.50%
Portfolio turnover rate	86.5%	148.8%	181.0%	323.9%	190.7%

^Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
#Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- January 31, 2007

NOTE 1 – ORGANIZATION

The Jacobs & Company Mutual Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on June 11, 2001, as a series of Advisors Series Trust, and was reorganized as a series of the Trust on July 15, 2005 .. The investment objective of the Fund is to seek a combination of current income and growth of capital, consistent with preservation of capital.  The Advisor seeks to achieve its objective by investing in a combination of equity and fixed-income securities.  In selecting equity securities for the Fund, the Advisor seeks growth stocks of large-capitalization domestic companies that the Advisor believes to be of high-quality, based on its analysis of factors such as potential earnings growth, strength of management, product development and dividend history.  In selecting fixed-income securities, the Advisor seeks safety of principal, monthly cash flows and above-average yield, with a sensitivity to risk.  Covered call options will be written on equity securities to enhance total return and provide additional protection during corrections and consolidations in the equity markets.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- January 31, 2007 ( Continued )

B.

Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.

Securities Transactions, Dividend Income and Distributions.  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Discounts and premiums on securities purchased are amortized over the life of the respective security.  Paydown gains and losses on mortgage backed securities are recorded as adjustments to interest income.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.

Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.

Options Transactions. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

F.

Indemnification. The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

G.

Reclassification of Capital Accounts ..  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended January 31, 2007, the Fund increased undistributed net investment income by $878, increased accumulated net realized loss on investments by $1 and decreased paid-in-capital by $877.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Jacobs & Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.  For the year ended January 31, 2007, the Fund incurred $48,618 in advisory fees before the waiver and reimbursement described below.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses, for an indefinite period, so that its ratio of annual expenses to average net assets will not exceed 2.00%.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations.  For the year ended January 31, 2007, the Advisor absorbed expenses of $153,981; no amounts were reimbursed to the Advisor.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.   Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $ 476,831 at January 31, 2007, and will expire as follows:

Year	Amount
2008	$188,648
2009	$134,202
2010	$ 153,981

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets annually.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the fiscal year ended January 31, 2007, the Fund paid the Distribution Coordinator $12,154.

Pursuant to separate servicing agreements, Gemini Fund Services, LLC (“GFS”) is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also is subject to a minimum annual fee.*  In addition, the Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $ 30,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

For the year ended January 31, 2007, the Fund incurred $26,187 in expenses for administrative services performed by GFS.

Fund Accounting.  Total charges for f und a ccounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 plus an asset-based fee* in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

For the year ended January 31, 2007, the Fund incurred $26,361 in expenses for fund accounting services performed by GFS.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges. The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

For the year ended January 31, 2007, the Fund incurred $19,757 in expenses for transfer agency services performed by GFS.

* These fees may be subject to certain discounts.

Custody Administration .. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The asset based fee is subject to a minimum annual fee.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees for the fiscal year ended January 31, 2007 was $ 18,972.  The Custody fees listed in the Statement of Operations include the custody administration fees earned by GFS as Custody Administrator.

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended January 31, 2007, the Fund incurred expenses of $12,754 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), a subsidiary of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended January 31, 2007, GemCom received $ 4,673 from the Fund for performing such services.

Aquarius Fund Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of GFS.  The Distributor is paid a flat fee by the Fund pursuant to its Underwriting Agreement with the Trust, as well as certain fees relating to advertising review and other incidentals.  Pursuant to the terms of the Underwriting Agreement, the Fund is authorized to utilize part of the fees paid under the Plan to compensate the Distributor for services rendered pursuant to the Underwriting Agreement.  For the fiscal year ended January 31, 2007, the Fund made no payments to the Distributor.

A Trustee and certain officers of the Trust are officers of GFS and /or FCS and are affiliates of the Distributor.

NOTE 4 – OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the year ended January 31, 2007, were as follows:

           Number of             Premiums

            Contracts              Received

Options outstanding, beginning of year

      354           $          69,573

Options written

   1,809

 316,49 5

Options exercised                                                    (321)                     (44,78 9 )

Options expired                                                        (125)                    (18,139)

Options closed                                                      (1,439)                  (277,692)

Options outstanding, end of year

                      278            $         45, 448

NOTE 5 – INVESTMENT TRANSACTIONS

During the year ended January 31, 2007, the aggregate purchases and sales of securities, other than U.S. Government Securities and short-term investments were:

        Purchases

     Sales

Long Transactions

      $ 3,349,052

 $ 3,829,953

As of January 31, 2007, the cost basis along with the net unrealized appreciation and depreciation on investment securities for federal income tax purposes were as follows:

Cost of investments

$   4,810,123

Gross unrealized appreciation

$      112,689

Gross unrealized depreciation

$    (318,736)

Net unrealized depreciation

  on investments

                $    (206,047)

Net unrealized depreciation

  on options written

$      (10,807)

NOTE 6 – TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments for income on trust preferred instruments and partnership investments.

            As of January 31, 2007, the components of capital on a tax basis were as follows:

Undistributed ordinary income

$          1,873

Undistributed long-term capital gain

                 —

Total distributable earnings

$          1,873

Other accumulated losses

   (1,578,154)

Total accumulated losses

$ (1,576,281)

The Fund had a capital loss carryforward of $1, 578,154 as of January 31, 2007 , of which $ 7,108 expires in 2011, $1,385,715 expires in 2012, and $185,331 expires in 2013.

The tax character of distributions paid during the years ended January 31, 2007 and 2006 were as follows:

	200 7	200 6
Ordinary Income	$ 218,879	$ 71,964

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENTS

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  FIN 48 is to be implemented no later than July 31, 2007 and is to be applied to all open tax years.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust and

Shareholders of

Jacobs & Company Mutual Fund

We have audited the accompanying statement of assets and liabilities of Jacobs & Company Mutual Fund, a series of Northern Lights Fund Trust (the “Trust”), including the schedule of investments, as of January 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended January 31, 2003 have been audited by other auditors, whose report dated March 21, 2003 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jacobs & Company Mutual Fund as of January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 23, 2007

JACOBS & COMPANY MUTUAL FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Year of Birth Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan (1944) Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	11

Anthony J. Hertl (1950)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.

Other Directorships:AdvisorOne Funds; Satuit Capital Management Trust;  Northern Lights Variable Trust.

11
Gary Lanzen (1954) Trustee President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	11

JACOBS & COMPANY MUTUAL FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

Interested Trustees and Officers

Name, Year of Birth Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
Michael Miola** (1952) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC and Gemini Hedge Fund Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	11
Andrew Rogers (1969) 450 Wireless Blvd. Hauppauge, NY 11788 President since June 2006 President and Manager, Gemini Fund Services, LLC (since3/2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager, Fund Compliance Services, LLC.(since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom LLC; Vice President, JP Morgan Chase & Co. (1998-2001)	11
Michael Wagner (1950) 450 Wireless Blvd. Hauppauge, NY 11788 Chief Compliance Officer since June 2006 President of Fund Compliance Services, LLC (2006 – present); Senior Vice President of Fund Compliance Services, LLC (2004 – 2006); Vice President of GemCom, LLC (2004 – present); President of Gemini Fund Services, LLC (2003 – 2006); Chief Operations Officer of Gemini Fund Services, LLC (2003 – 2006); Senior Vice President, Fund Accounting, of Orbitex Fund Services (2001-2002); Director, Constellation Trust Company (2005- present).	11
Emile R. Molineaux (1962) 450 Wireless Blvd. Hauppauge, NY 11788 Secretary since 2005 General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)	11

JACOBS & COMPANY MUTUAL FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

Interested Trustees and Officers, Continued

Name, Year of Birth Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
Kevin E. Wolf (1969) 450 Wireless Blvd. Hauppauge, NY 11788 Treasurer since June 2006 Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).	11

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-560-6823.

JACOBS & COMPANY MUTUAL FUND

ADDITIONAL INFORMATION  (Unaudited)

Going Concern

Jacobs & Company (“J&C” or the “Adviser”) has a substantial deficit in capital, and revenues derived from its business are not currently sufficient to overcome that deficit.  It has relied upon the financial support of its parent, Jacobs Financial Group, Inc. (“JFG”) to continue operations.  Unless such support continues or the volume of the Adviser’s business and revenues increase, the Adviser may not be able to continue as a going concern.

JFG has had a "going concern" qualification to its opinion from its auditors for the period June 1, 2001 through the current accounting period.  It is anticipated that this qualification will continue until the volume of business conducted by its insurance company subsidiary and J&C and its other subsidiaries significantly increases or a significant financing is completed.  JFG financial statements are available online, under the ticker symbol "JFGI" or can be obtained by contacting the Fund at (304) 343-8171.

___________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-560-6823 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-560-6823.

Advisor

J acobs & Company

300 Summers Street, Suite 970

Charleston, WV 25301

www.jacobsand company.com

Distributor

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68114

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103-3638

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202-4089

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-877-560-6823.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2006

$13,800

FY 2007

$14,300

(b)

Audit-Related Fees

FY 2006

$        0

FY 2007

$        0

Nature of the fees:

(c)

Tax Fees

FY 2006

$2,200

FY 2007

$2,500

Nature of the fees:

Preparation of federal and state tax returns and review of annual dividend calculations.

(d)

All Other Fees

Registrant

Adviser

FY 2006

$         0

$         0

FY 2007

$         0

$         0

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2007 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

     0%

     0%

Tax Fees:

     0%

     0%

All Other Fees:

     0%

     0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2006

$ 2,200

$ N/A

FY 2007

$ 2,500

$ N/A

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2007.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

           Andrew Rogers, President

Date

4/10/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

            Andrew Rogers, President

Date

4/10/07

By (Signature and Title)

/s/ Kevin E. Wolf

            Kevin E. Wolf, Treasurer

Date

4/10/07